SHAREHOLDERS' EQUITY (Details Narrative) - USD ($) $ in Thousands	1 Months Ended		6 Months Ended
	Mar. 31, 2021	Apr. 30, 2015	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020
Shares issued under underwritten public offering			49,253,171		43,724,446
Stock-based compensation expense			$ 1,326	$ 682
Weighted average fair value of options granted			7,744	1,498
Intrinsic value of options exercised			4,596	4,376
Number of shares purchased, value			$ 55,937	$ 23,535
Employees and Directors [Member]
Number of stock options shares grant to purchase			1,600,000
Unamortized compensation expenses period			4 years
Unamortized compensation expenses			$ 9,958
2015 Share Option Plan [Member]
Option expire term		10 years
Stock option vesting description		25% of the option granted becomes exercisable on the first anniversary of the date of grant and 6.25% becomes exercisable once every quarter during the subsequent three years
Number of stock options shares grant to purchase		1,500,000
Number of shares available for grant			205,937
Ordinary Shares Underwritten Public Offering [Member]
Gross Proceeds From Issuance Of Common Stock	$ 59,215